Condensed Interim Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 5,170	$ 3,368
Restricted bank deposits	65	185
Trade receivables (net of allowance for doubtful accounts of $95 and $79 at June 30, 2025 and December 31 2024, respectively)	15,689	11,787
Other accounts receivable and prepaid expenses	1,165	1,150
Inventories	6,917	7,870
Total current assets	29,006	24,360
NON-CURRENT ASSETS:
Long-term assets	146	177
Property and equipment, net	3,483	3,417
Deferred Tax Assets	1,082	1,000
Operating lease right-of-use assets, net	834	779
Intangible assets, net	392	422
Goodwill	3,488	4,188
Total non-current assets	9,425	9,983
Total assets	38,431	34,343
CURRENT LIABILITIES:
Current maturities of non-current loans	278	439
Operating lease liabilities, current	223	176
Trade payables	6,088	6,362
Employees and payroll accruals	1,072	1,087
Deferred revenues	3,174	2,003
Accrued expenses and other liabilities	844	598
Total current liabilities	11,679	10,665
NON-CURRENT LIABILITIES:
Loans, net of current maturities	971	980
Operating lease liabilities, non-current	652	576
Deferred revenues	290	293
Accrued severance pay	609	498
Total non-current liabilities	2,522	2,347
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS’ EQUITY:
Share capital and additional paid-in capital
Ordinary shares: Authorized; 11,000,000 shares at June 30, 2025 and December 31, 2024; Issued and outstanding: 6,059,992 and 5,792,559 shares at June 30, 2025 and December 31, 2024	87,186	86,401
Accumulated other comprehensive loss	(243)	(243)
Accumulated deficit	(62,713)	(64,827)
Total equity	24,230	21,331
Total liabilities and shareholders’ equity	$ 38,431	$ 34,343